Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net income	$ 165,732	$ 199,667	$ 141,902
Share of profits of companies accounted for at equity, net	(773)	1,808	(505)
Depreciation and amortization	121,832	115,308	122,184
Changes in value of debentures, net	1,490	517	(624)
Increase (decrease) in employee benefit liabilities	2,707	1,000	(220)
Gain from disposition of a subsidiary of Matrix IT		(44,260)
Loss (gain) from sale of property, plants and equipment	66	(37)	(21)
Loss from early termination of lease		80
Share-based payment expenses	18,622	14,953	14,767
Changes in value of short-term and long-term loans from banks others and deposits, net	833	(4,688)	2,030
Changes in deferred taxes, net	(8,344)	(18,142)	(7,997)
Cash paid in respect of acquisitions of activities	(6,572)	(4,060)	(556)
Change in liability in respect of business combinations	(2,062)	(2,971)	5,296
Impairment of right-of-use asset			1,439
Change in fair value of financial assets measured at fair value through profit or loss	5	19
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	(114)	76	96
Gain from revaluation of dividend preference derivative in TSG	(85)	(1,221)	(255)
Effect of exchange rate on cash and cash equivalents held in currencies other than the functional currency	991	2,412	614
Working capital adjustments:
Decrease (increase) in inventories	(3,382)	(13,756)	4,642
Decrease (increase) in trade receivables	6,562	(51,398)	(150,818)
Decrease in other current and long-term accounts receivable	(5,833)	2,627	20,506
Increase in trade payables	18,718	25,328	40,076
Increase in other accounts payable and employees and payroll accrual	(25,117)	22,292	7,255
Increase (decrease) in deferred revenues	9,692	(6,418)	9,283
Net cash provided by operating activities	294,968	239,136	209,094
Payments for business acquisitions, net of cash acquired (Appendix C)	(36,966)	(52,262)	(77,155)
Proceeds from sale of a subsidiary of Matrix IT (Appendix D)		42,928
Taxes paid in conjunction with sale of a subsidiary		(8,424)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(11,874)	(5,181)	(8,630)
Loan extended to related party and others	(7,001)		(161)
Purchase of intangible assets	(763)	(3,142)	(872)
Purchase of other investment	(498)	(15,073)	(500)
Purchase of financial assets measured at fair value through other comprehensive income	(1,243)
Purchase of property and equipment	(16,683)	(22,063)	(17,352)
Proceeds from maturity and sale net of investment in debt instruments at fair value through other comprehensive income or loss, net	699	309
Proceeds from sale of property and equipment	1,043	633	2,283
Receipt of short-term loans			303
Dividend from companies accounted for at equity	68	48	83
Change in short-term and long-term deposits	(51,467)	2,042	4,641
Capitalization of software development and other costs	(14,552)	(14,110)	(12,832)
Net cash used in investing activities	(139,237)	(74,295)	(110,192)
Exercise of employees’ stock options in subsidiaries	4,831		2,079
Cash paid in conjunction with acquisitions of activities	(6,718)
Dividend paid to non-controlling interests	(62,487)	(96,530)	(62,993)
Dividend to Formula’s shareholders	(9,927)	(21,778)	(22,081)
Short-term bank credit, net	(9,527)	(7,315)	36,261
Repayment of long-term loans from banks and others	(82,874)	(87,894)	(84,241)
Receipt of long-term loans from banks and others	55,568	65,678	62,707
Proceeds from issuance of debentures, net		199,051	50,295
Repayment of long-term liabilities to IIA	(394)	(642)	(825)
Repayment of debentures	(60,449)	(53,105)	(46,981)
Purchase of non-controlling interests	(2,661)	(16,795)	(1,700)
Repayment of lease liabilities	(55,064)	(49,702)	(44,086)
Cash paid due to exercise of put option by non-controlling interests	(13,204)	(1,854)	(2,565)
Redemption of capital note of non-controlling interests in subsidiaries		(95)
Payment to non-controlling interests due to put option	(271)
Net cash used by financing activities	(243,177)	(70,981)	(114,130)
Effect of exchange rate changes on cash and cash equivalents	(4,950)	(34,910)	(1,030)
Increase (decrease) in cash and cash equivalents	(92,396)	58,950	(16,258)
Cash and cash equivalents at beginning of year	544,342	485,392	501,650
Cash and cash equivalents at end of year	451,946	544,342	485,392
A. Supplemental cash flow information:
Interest paid	26,140	17,573	15,344
Interest received	7,290	2,325	459
Taxes paid, net	76,694	51,259	38,393
B. Non-cash activities:
Purchase of property and equipment	86	930	1,627
Intangible assets and goodwill incurred but unpaid at period end	382
Contingent acquisition consideration	(124)
Dividend payable to non-controlling interests		111	331
Right-of-use asset recognized with corresponding lease liability	45,360	52,319	39,116
Working capital (other than cash and cash equivalents)	(10,355)	(5,457)	1,623
Inventories	(4,343)	(3,536)
Short-term investments		(752)
Short-term deposits		(191)
Property and equipment	(242)	(1,433)	(1,507)
Goodwill and intangible assets	(44,728)	(87,905)	(108,048)
Right-of-use assets	(93)	(2,754)	(2,401)
Other long-term assets	(2,439)	(123)	(187)
Liabilities to banks and others	7,101	5,142	6,431
Long-term liabilities	282	1,240	1,306
Lease liabilities	93	2,754	2,769
Deferred tax liability, net	2,799	5,692	9,662
Liability to formerly shareholders	1,244	7,327	1,518
Deferred payments and contingent consideration	1,931	23,515	7,663
Non-controlling interests at acquisition date	11,784	4,219	4,016
Total	(36,966)	(52,262)	(77,155)
Working capital (other than cash and cash equivalents)		(6,798)
Short-term investments		5,004
Property and equipment		782
Goodwill and intangible assets		439
Other long-term assets		67
Long-term liabilities		(15)
Non-controlling interests at the sale date		(811)
Gain from realization of a subsidiary		44,260
Total		$ 42,928